N-6	Jul. 31, 2025
Prospectus:
Document Type	N-6
Entity Registrant Name	Nationwide VL Separate Account-G
Entity Central Index Key	0001313581
Entity Investment Company Type	N-6
Document Period End Date	Jul. 31, 2025
Amendment Flag	false
Nationwide Accumulator IVUL - Series H
Prospectus:
Item 18. Portfolio Companies (N-6) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract or policy. Effective August 22, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Invesco Oppenheimer V.I. International Growth Fund: Series I	Invesco V.I. International Growth Fund: Series I

Nationwide Accumulator IVUL - Series H | InvescoVIInternationalGrowthFundSeriesIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. International Growth Fund: Series I
Nationwide Marathon VUL Ultra
Prospectus:
Item 18. Portfolio Companies (N-6) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract or policy. Effective August 22, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Invesco Oppenheimer V.I. International Growth Fund: Series I	Invesco V.I. International Growth Fund: Series I

Nationwide Marathon VUL Ultra | InvescoVIInternationalGrowthFundSeriesIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. International Growth Fund: Series I
Nationwide Protector IVUL - Series H
Prospectus:
Item 18. Portfolio Companies (N-6) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract or policy. Effective August 22, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Invesco Oppenheimer V.I. International Growth Fund: Series I	Invesco V.I. International Growth Fund: Series I

Nationwide Protector IVUL - Series H | InvescoVIInternationalGrowthFundSeriesIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. International Growth Fund: Series I
Nationwide Accumulator IVUL
Prospectus:
Item 18. Portfolio Companies (N-6) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract or policy. Effective August 22, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Invesco Oppenheimer V.I. International Growth Fund: Series I	Invesco V.I. International Growth Fund: Series I

Nationwide Accumulator IVUL | InvescoVIInternationalGrowthFundSeriesIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. International Growth Fund: Series I
Nationwide Protector IVUL
Prospectus:
Item 18. Portfolio Companies (N-6) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract or policy. Effective August 22, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Invesco Oppenheimer V.I. International Growth Fund: Series I	Invesco V.I. International Growth Fund: Series I

Nationwide Protector IVUL | InvescoVIInternationalGrowthFundSeriesIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. International Growth Fund: Series I